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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 21, 2006
                                      TO
                PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplements the prospectus dated May 1, 2006 (as supplemented) for the Class AA contracts issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

As indicated below, two of the investment portfolios available under the contract are changing their names due to the replacement of subadvisers:

   OLD PORTFOLIO NAME     NEW PORTFOLIO NAME        NEW SUBADVISER       EFFECTIVE DATE
------------------------ --------------------- ------------------------- ---------------
Janus Aggressive Growth  Legg Mason Aggressive ClearBridge Advisors, LLC October 1, 2006
 Portfolio                Growth Portfolio

Lord Abbett Growth       Van Kampen Mid-Cap    Morgan Stanley Investment October 1, 2006
 Opportunities Portfolio  Growth Portfolio      Management, Inc.
                                                (dba Van Kampen)

Please note that our forms and communications with you may continue temporarily to refer to the former names and/or subadvisers of the investment portfolios listed above until we are able to revise such documents.

You should consult the supplements for the Met Investors Series Trust prospectus for additional information on these changes, and retain these supplements with your contract prospectus for future reference.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                         (888) 562-2027
Irvine, CA 92614

                                                                    SUPP-AAMIST